PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	$ 2,761.6
Balance at the end of year	2,610.4	$ 2,761.6
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	138.8
Balance at the end of year	129.3	138.8
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	232.8
Balance at the end of year	220.5	232.8
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	2,294.2
Balance at the end of year	2,189.8	2,294.2
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	95.8
Balance at the end of year	70.8	95.8
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	8,553.8	8,410.6
Additions	369.7	407.2
Net change in additions financed with non-cash balances	2.6	(13.3)
Decommissioning obligation	(2.7)	37.1
Retirement, disposals and other	(197.0)	(287.8)
Balance at the end of year	8,726.4	8,553.8
Cost | Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	233.8	242.0
Additions	3.1	5.9
Reclassification	(6.4)	(8.4)
Retirement, disposals and other	(2.0)	(5.7)
Balance at the end of year	228.5	233.8
Cost | Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	1,383.0	1,563.1
Additions	66.8	49.0
Net change in additions financed with non-cash balances	(2.6)	(0.4)
Reclassification	6.8	8.0
Retirement, disposals and other	(137.4)	(236.7)
Balance at the end of year	1,316.6	1,383.0
Cost | Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	6,841.2	6,518.4
Additions	257.1	178.6
Net change in additions financed with non-cash balances	(9.5)	(1.1)
Decommissioning obligation	(2.7)	37.1
Reclassification	82.0	153.6
Retirement, disposals and other	(57.6)	(45.4)
Balance at the end of year	7,110.5	6,841.2
Cost | Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	95.8	87.1
Additions	42.7	173.7
Net change in additions financed with non-cash balances	14.7	(11.8)
Reclassification	(82.4)	(153.2)
Balance at the end of year	$ 70.8	$ 95.8